Accounts receivable - Schedule of other receivables (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Disclosure of provision matrix [line items]
Accounts receivable	$ 11,501,265	$ 4,072,701
Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331
Other receivables	$ 1,564,430	$ 973,145